Cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents.
Short term deposit	€ 18,596	€ 9,158
Current accounts	9,128	12,452
Total cash and cash equivalents	€ 27,724	€ 21,610	€ 16,604	€ 17,888